Leases - Schedule of operating leases recognized in profit and loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases [Abstract]
Interest on lease liabilities	$ (631)	$ (1,237)	$ (2,378)
Depreciation charge for the year	(18,040)	(21,509)
Low-value leases	$ (451)	$ (173)